UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS

13F File Number: 028-11077
                 ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse          New York, New York             May 9, 2007
-----------------------        -------------------            ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                          -----------

Form 13F Information Table Entry Total:       7
                                          -----------

Form 13F Information Table Value Total:   $786,498
                                         -----------
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN  2           COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP        (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------          --------------      -----        --------   -------   --------   ----------  --------   ----   ------  ----
ALTRIA GROUP INC        COM                 02209S 10 3  223550     2,545,834 SH           SOLE      NONE     2,545,834
CLOROX CO DEL           COM                 189054 10 9   19603       307,788 SH           SOLE      NONE       307,788
DOMINOS PIZZA INC       COM                 25754A 20 1   69420     2,137,971 SH           SOLE      NONE     2,137,971
GANNETT INC             COM                 364730 10 1  183452     3,259,060 SH           SOLE      NONE     3,259,060
KIMBERLY CLARK CORP     COM                 494368 10 3  180081     2,629,310 SH           SOLE      NONE     2,629,310
MCCLATCHY CO            CL A                579489 10 5     177         5,593 SH           SOLE      NONE         5,593
LEE ENTERPRISES INC     COM                 523768 10 9  110215     3,667,713 SH           SOLE      NONE     3,667,713



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